Expense Example - FidelityNewMillenniumFund-RetailPRO - FidelityNewMillenniumFund-RetailPRO - Fidelity New Millennium Fund - Fidelity New Millennium Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942